Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	13,100	$ 3,860,570
Elbit Systems Ltd.	6,300	1,133,874
Huntington Ingalls Industries, Inc.	41,321	11,569,054
V2X, Inc. (A)	26,600	1,386,658
		17,950,156
Automobile Components - 0.5%
Dana, Inc.	28,350	360,328
Gentex Corp.	23,850	740,781
Stoneridge, Inc. (A)	6,150	103,382
Visteon Corp. (A)	20,600	2,380,124
		3,584,615
Banks - 7.2%
Atlantic Union Bankshares Corp.	32,000	1,321,280
Berkshire Hills Bancorp, Inc.	86,600	2,390,160
Columbia Banking System, Inc.	92,000	2,406,720
Community West Bancshares	16,300	338,062
Dime Community Bancshares, Inc.	92,000	2,325,760
Eastern Bankshares, Inc.	124,800	2,076,672
First Citizens BancShares, Inc., Class A	6,446	13,457,250
First Community Bankshares, Inc.	42,900	1,921,062
First Merchants Corp.	61,450	2,479,507
OceanFirst Financial Corp.	75,600	1,373,652
Princeton Bancorp, Inc.	10,700	418,584
Provident Financial Services, Inc.	159,000	2,947,860
Sandy Spring Bancorp, Inc.	84,200	2,579,046
TrustCo Bank Corp.	90,600	3,226,266
UMB Financial Corp.	17,850	1,821,057
United Bankshares, Inc.	30,300	1,179,579
United Community Banks, Inc.	80,600	2,494,570
WaFd, Inc.	114,100	4,060,819
Webster Financial Corp.	83,100	4,123,422
		52,941,328
Biotechnology - 0.3%
Exelixis, Inc. (A)	89,750	2,104,638
Prothena Corp. PLC (A)	12,450	289,836
		2,394,474
Building Products - 2.0%
American Woodmark Corp. (A)	26,000	2,655,900
Builders FirstSource, Inc. (A)	18,700	3,129,819
Gibraltar Industries, Inc. (A)	7,650	568,165
Hayward Holdings, Inc. (A)	117,000	1,730,430
Owens Corning	18,700	3,485,306
Quanex Building Products Corp.	82,700	2,762,180
		14,331,800
Capital Markets - 1.0%
Piper Sandler Cos.	15,750	4,304,160
Stifel Financial Corp.	33,250	2,948,278
		7,252,438
Chemicals - 1.4%
Huntsman Corp.	43,300	1,036,169
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (A)	140,100	$ 1,276,311
Mosaic Co.	258,600	7,698,522
		10,011,002
Commercial Services & Supplies - 0.4%
HNI Corp.	36,800	2,022,160
Tetra Tech, Inc.	4,200	895,608
		2,917,768
Communications Equipment - 0.3%
Harmonic, Inc. (A)	85,300	1,250,498
KVH Industries, Inc. (A)	97,350	433,208
Silicom Ltd. (A)	38,350	498,550
		2,182,256
Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	10,800	3,590,136
EMCOR Group, Inc.	13,825	5,190,458
Granite Construction, Inc.	46,000	3,149,160
		11,929,754
Consumer Finance - 0.7%
Ally Financial, Inc.	116,105	5,225,886
Consumer Staples Distribution & Retail - 3.4%
Dollar General Corp.	18,400	2,215,176
Dollar Tree, Inc. (A)	55,500	5,790,870
Ingles Markets, Inc., Class A	15,450	1,252,222
US Foods Holding Corp. (A)	97,400	5,297,586
Village Super Market, Inc., Class A	28,150	891,792
Walgreens Boots Alliance, Inc.	812,600	9,645,562
		25,093,208
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	240,730	7,245,973
Greif, Inc., Class A	23,900	1,593,652
		8,839,625
Distributors - 1.0%
LKQ Corp.	174,600	7,245,900
Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	4,000	79,840
Stride, Inc. (A)	33,750	2,564,325
		2,644,165
Diversified REITs - 0.1%
Broadstone Net Lease, Inc.	52,250	909,673
Diversified Telecommunication Services - 0.9%
GCI Liberty, Inc. (A)(B)(C)(D)	83,400	0
Liberty Global Ltd., Class A (A)	324,114	6,316,982
		6,316,982
Electric Utilities - 3.2%
Evergy, Inc.	190,600	11,054,800
OGE Energy Corp.	265,500	10,293,435
Portland General Electric Co.	41,600	1,971,008
		23,319,243
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,750	$ 439,862
LSI Industries, Inc.	202,100	3,447,826
Regal Rexnord Corp.	12,150	1,952,262
		5,839,950
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (A)	19,650	1,369,212
IPG Photonics Corp. (A)	9,500	763,800
Itron, Inc. (A)	10,900	1,127,496
OSI Systems, Inc. (A)	22,600	3,344,348
TD SYNNEX Corp.	43,000	5,124,310
Vishay Intertechnology, Inc.	101,750	2,473,543
Vontier Corp.	164,827	6,466,163
		20,668,872
Energy Equipment & Services - 2.0%
Halliburton Co.	93,900	3,256,452
Helix Energy Solutions Group, Inc. (A)	185,600	2,190,080
Helmerich & Payne, Inc.	42,850	1,731,997
Noble Corp. PLC	102,200	4,825,884
Seadrill Ltd. (A)	22,900	1,259,729
Select Water Solutions, Inc.	88,650	1,047,843
		14,311,985
Entertainment - 1.7%
Madison Square Garden Entertainment Corp. (A)	64,700	2,555,003
Madison Square Garden Sports Corp. (A)	10,100	2,024,141
Sphere Entertainment Co. (A)	32,000	1,423,360
Warner Bros Discovery, Inc. (A)	744,700	6,441,655
		12,444,159
Financial Services - 2.8%
Corpay, Inc. (A)	28,400	8,287,688
Fidelity National Information Services, Inc.	55,000	4,225,650
Global Payments, Inc.	80,100	8,141,364
		20,654,702
Food Products - 4.3%
Archer-Daniels-Midland Co.	122,600	7,602,426
Conagra Brands, Inc.	142,800	4,329,696
Kraft Heinz Co.	96,000	3,380,160
Nomad Foods Ltd.	102,650	1,961,642
Post Holdings, Inc. (A)	61,787	6,757,026
Tyson Foods, Inc., Class A	127,900	7,789,110
		31,820,060
Gas Utilities - 0.7%
National Fuel Gas Co.	92,394	5,413,364
Ground Transportation - 0.2%
U-Haul Holding Co.	20,500	1,306,465
Health Care Equipment & Supplies - 2.7%
AngioDynamics, Inc. (A)	153,400	1,202,656
Baxter International, Inc.	237,700	8,514,414
Inmode Ltd. (A)	78,400	1,420,608
Integra LifeSciences Holdings Corp. (A)	37,000	917,970
Koninklijke Philips NV (A)(E)	145,694	4,105,657
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc. (A)	76,200	$ 341,376
QuidelOrtho Corp. (A)	8,450	332,000
Zimmer Biomet Holdings, Inc.	29,100	3,240,285
		20,074,966
Health Care Providers & Services - 4.0%
AMN Healthcare Services, Inc. (A)	17,600	1,190,112
Centene Corp. (A)	97,300	7,484,316
Cross Country Healthcare, Inc. (A)	122,100	2,227,104
Encompass Health Corp.	35,000	3,252,900
Enhabit, Inc. (A)	125,000	1,280,000
Henry Schein, Inc. (A)	75,000	5,395,500
Labcorp Holdings, Inc.	35,399	7,626,361
National HealthCare Corp.	8,300	1,130,128
		29,586,421
Health Care REITs - 0.9%
Community Healthcare Trust, Inc.	62,600	1,362,176
Healthpeak Properties, Inc.	118,150	2,578,033
Sabra Health Care, Inc.	183,200	2,973,336
		6,913,545
Hotel & Resort REITs - 0.5%
Apple Hospitality, Inc.	162,900	2,409,291
DiamondRock Hospitality Co.	127,400	1,048,502
Summit Hotel Properties, Inc.	76,850	487,229
		3,945,022
Hotels, Restaurants & Leisure - 0.6%
Bloomin' Brands, Inc.	49,600	1,034,160
Bowlero Corp., Class A (E)	62,150	804,843
Churchill Downs, Inc.	13,100	1,880,636
Golden Entertainment, Inc.	24,650	824,049
		4,543,688
Household Durables - 1.2%
Helen of Troy Ltd. (A)	18,200	1,075,802
KB Home	38,100	3,279,648
La-Z-Boy, Inc.	43,600	1,924,504
PulteGroup, Inc.	9,700	1,280,400
Sonos, Inc. (A)	74,600	1,007,100
		8,567,454
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	26,000	2,199,860
Industrial REITs - 0.3%
LXP Industrial Trust	214,800	2,212,440
Insurance - 4.3%
Arch Capital Group Ltd. (A)	19,600	1,877,288
Everest Group Ltd.	8,500	3,339,395
Fidelity National Financial, Inc.	133,300	7,386,153
Markel Group, Inc. (A)	4,113	6,740,590
Old Republic International Corp.	140,786	4,874,011
Selective Insurance Group, Inc.	22,250	2,009,620
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	38,500	$ 862,785
Willis Towers Watson PLC	15,400	4,347,112
		31,436,954
Interactive Media & Services - 1.6%
IAC, Inc. (A)	120,841	6,381,613
Match Group, Inc. (A)	138,700	5,290,018
		11,671,631
IT Services - 0.3%
ASGN, Inc. (A)	19,500	1,846,065
Leisure Products - 0.6%
BRP, Inc. (E)	16,100	1,165,962
MasterCraft Boat Holdings, Inc. (A)	78,500	1,717,580
Polaris, Inc.	18,850	1,569,828
		4,453,370
Life Sciences Tools & Services - 1.7%
Azenta, Inc. (A)	30,150	1,878,043
Bio-Rad Laboratories, Inc., Class A (A)	28,624	9,685,217
Maravai LifeSciences Holdings, Inc., Class A (A)	104,200	1,013,866
		12,577,126
Machinery - 2.4%
Allison Transmission Holdings, Inc.	23,900	2,117,301
CNH Industrial NV	331,900	3,534,735
Columbus McKinnon Corp.	58,200	2,220,912
Douglas Dynamics, Inc.	16,100	465,451
Gencor Industries, Inc. (A)	58,000	1,428,540
Miller Industries, Inc.	27,700	1,881,938
Mueller Industries, Inc.	72,450	5,139,603
Oshkosh Corp.	7,500	814,875
		17,603,355
Media - 4.5%
Altice USA, Inc., Class A (A)	698,917	1,460,737
EchoStar Corp., Class A (A)	99,726	2,002,498
Fox Corp., Class A	194,200	7,387,368
Liberty Broadband Corp., Class C (A)	127,035	8,560,889
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	353,787	7,963,745
News Corp., Class A	195,300	5,386,374
Perion Network Ltd. (A)	39,350	345,099
		33,106,710
Metals & Mining - 1.7%
Commercial Metals Co.	132,950	7,990,295
Kaiser Aluminum Corp.	20,250	1,593,472
Metallus, Inc. (A)	91,700	2,055,914
Radius Recycling, Inc.	49,250	892,410
		12,532,091
Multi-Utilities - 4.9%
CenterPoint Energy, Inc.	287,900	7,989,225
Dominion Energy, Inc.	240,287	12,845,743
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc.	332,338	$ 10,385,562
Northwestern Energy Group, Inc.	83,850	4,508,615
		35,729,145
Office REITs - 0.7%
Brandywine Realty Trust	64,600	325,584
JBG SMITH Properties	239,896	3,922,300
Piedmont Office Realty Trust, Inc., Class A	80,600	697,190
		4,945,074
Oil, Gas & Consumable Fuels - 4.9%
Delek US Holdings, Inc.	67,500	1,605,150
HF Sinclair Corp.	88,200	4,539,654
Kinder Morgan, Inc.	387,400	8,185,762
Magnolia Oil & Gas Corp., Class A	235,350	6,410,934
Ovintiv, Inc.	51,250	2,380,050
REX American Resources Corp. (A)	58,600	2,977,466
Teekay Tankers Ltd., Class A	14,100	922,704
Williams Cos., Inc.	200,900	8,626,646
		35,648,366
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	21,300	2,090,808
Pharmaceuticals - 4.2%
Innoviva, Inc. (A)	149,300	2,812,812
Jazz Pharmaceuticals PLC (A)	66,125	7,290,281
Organon & Co.	244,800	5,351,328
Perrigo Co. PLC	320,500	9,060,535
Viatris, Inc.	536,000	6,464,160
		30,979,116
Professional Services - 3.1%
Clarivate PLC (A)	518,300	3,493,342
FTI Consulting, Inc. (A)	2,000	435,940
Heidrick & Struggles International, Inc.	46,150	1,852,461
ICF International, Inc.	23,800	3,500,980
Jacobs Solutions, Inc.	31,900	4,668,565
KBR, Inc.	60,600	4,035,354
Leidos Holdings, Inc.	15,000	2,166,000
Science Applications International Corp.	18,200	2,264,080
		22,416,722
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	87,150	1,131,207
Retail REITs - 0.5%
Agree Realty Corp.	27,650	1,907,021
Kite Realty Group Trust	66,600	1,642,356
		3,549,377
Semiconductors & Semiconductor Equipment - 2.2%
AXT, Inc. (A)	114,500	416,780
Cohu, Inc. (A)	66,650	2,132,133
Kulicke & Soffa Industries, Inc.	5,400	254,718
Magnachip Semiconductor Corp. (A)	160,600	817,454
MKS Instruments, Inc.	14,350	1,806,665
Onto Innovation, Inc. (A)	12,400	2,372,120
Qorvo, Inc. (A)	14,150	1,695,170
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp., ADR	37,200	$ 2,583,168
Tower Semiconductor Ltd. (A)	52,400	2,137,920
Universal Display Corp.	8,775	1,953,491
		16,169,619
Software - 0.6%
Adeia, Inc.	153,300	1,801,275
Progress Software Corp.	44,350	2,590,040
		4,391,315
Specialized REITs - 1.6%
Crown Castle, Inc.	40,300	4,436,224
Gaming & Leisure Properties, Inc.	151,526	7,606,605
		12,042,829
Specialty Retail - 1.8%
Abercrombie & Fitch Co., Class A (A)	20,850	3,074,958
Academy Sports & Outdoors, Inc.	12,750	689,392
Advance Auto Parts, Inc.	33,500	2,121,555
American Eagle Outfitters, Inc.	111,400	2,456,370
Urban Outfitters, Inc. (A)	53,300	2,454,465
Williams-Sonoma, Inc.	15,325	2,370,471
		13,167,211
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.	91,000	1,811,810
Textiles, Apparel & Luxury Goods - 0.4%
Steven Madden Ltd.	37,900	1,718,386
Tapestry, Inc.	34,500	1,383,105
		3,101,491
Total Common Stocks (Cost $537,954,520)		707,994,618
	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (F)	674,889	$ 674,889
Total Other Investment Company (Cost $674,889)		674,889

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2024, to be repurchased at $26,360,733 on 08/01/2024. Collateralized by U.S. Government Obligations, 4.88% - 5.00%, due 09/30/2025 - 05/31/2026, and with a total value of $26,885,995.	$ 26,358,621	26,358,621
Total Repurchase Agreement (Cost $26,358,621)		26,358,621
Total Investments (Cost $564,988,030)		735,028,128
Net Other Assets (Liabilities) - (0.3)%		(2,513,704)
Net Assets - 100.0%		$ 732,514,424
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$707,994,618	$—	$0	$707,994,618
Other Investment Company	674,889	—	—	674,889
Repurchase Agreement	—	26,358,621	—	26,358,621
Total Investments	$708,669,507	$26,358,621	$0	$735,028,128
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
Transamerica Funds

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $2,401,163, collateralized by cash collateral of $674,889 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,778,614. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 securities were not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds